Business Developments (Acquisition of TIDLOR Holdings Public Company Limited) (Details) - JPY (¥) ¥ in Millions		1 Months Ended	8 Months Ended	12 Months Ended
	Aug. 13, 2025	May 31, 2025	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Aug. 12, 2025	Mar. 31, 2024
Business Developments [Line Items]
Marketable equity securities included in investment in equity method investees, aggregated market values			¥ 11,034,755	¥ 11,034,755	¥ 7,461,707
Goodwill (Notes 2 and 6)			566,536	566,536	558,164		¥ 493,758
Trade names
Business Developments [Line Items]
Other			14,050	¥ 14,050	¥ 0
Customer relationships
Business Developments [Line Items]
Weighted average amortization period, in years				16 years	16 years
TIDLOR Holdins Public Company Limited (TIDLOR)
Business Developments [Line Items]
Assets acquired	¥ 543,888
Net loans	464,468
Liabilities acquired	373,142
Long-term debt liabilities acquired	346,260
Noncontrolling interests, recorded on acquisition	125,997
Marketable equity securities included in investment in equity method investees, aggregated market values	70,304
Unrealized gain on the contract to purchase equity shares of Shriram Finance Limited (Note 33)			¥ 12,568
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Remeasurement, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]			Other non-interest income
Goodwill (Notes 2 and 6)	62,836
Intangible assets	17,869
Revenues			¥ 74,841
Earnings or loss of acquiree since acquisition date			7,047
Acquired loan at fair value at acquisition date	327,795
Unpaid principal balance	329,474
Contractual loans not expected to be collected	7,759
Acquisition related costs			¥ 151
Finite-lived intangible assets, purchase accounting adjustments				¥ 952	¥ 893
TIDLOR Holdins Public Company Limited (TIDLOR) | Trade names
Business Developments [Line Items]
Intangible asset, indefinite-lived	13,212
TIDLOR Holdins Public Company Limited (TIDLOR) | Customer relationships
Business Developments [Line Items]
Intangible asset, finite-lived	¥ 4,657
Weighted average amortization period, in years	5 years
Krungsri | TIDLOR Holdins Public Company Limited (TIDLOR)
Business Developments [Line Items]
Ownership percentage						16.33%
Krungsri | TIDLOR Holdins Public Company Limited (TIDLOR)
Business Developments [Line Items]
Number of shares acquired (in shares)	472,914,456
Consideration transferred	¥ 37,281
Ngern Tid Lor Public Company Limited (NTL) | Krungsri
Business Developments [Line Items]
Conversion of stock, shares converted (in shares)		874,078,998
Krungsri | TIDLOR Holdins Public Company Limited (TIDLOR)
Business Developments [Line Items]
Ownership percentage, parent						46.51%